Condensed Consolidated Statements of Changes in Shareholders' Deficit (Unaudited) - USD ($)	Total	Ordinary Shares Class A	Ordinary Shares Class B	Additional Paid-in Capital	Accumulated Deficit
Balance at Dec. 31, 2024	$ 6,429		$ 575	$ 24,425	$ (18,571)
Balance (in Shares) at Dec. 31, 2024			5,750,000
Sale of Private Placement Warrants	4,500,000			4,500,000
Fair Value of Public Warrants at issuance	2,185,000			2,185,000
Allocated value of transaction costs to Class A Ordinary Shares	(84,264)			(84,264)
Accretion for Class A Ordinary Shares to redemption amount	(11,691,817)			(6,625,161)	(5,066,656)
Net loss	(6,303,763)				(6,303,763)
Balance at Mar. 31, 2025	(11,388,415)		$ 575		(11,388,990)
Balance (in Shares) at Mar. 31, 2025			5,750,000
Balance at Dec. 31, 2024	6,429		$ 575	24,425	(18,571)
Balance (in Shares) at Dec. 31, 2024			5,750,000
Accretion for Class A Ordinary Shares to redemption amount	(18,866,179)
Balance at Dec. 31, 2025	(28,754,395)		$ 575		(28,754,970)
Balance (in Shares) at Dec. 31, 2025			5,750,000
Accretion for Class A Ordinary Shares to redemption amount	(2,101,884)				(2,101,884)
Net loss	(129,303)				(129,303)
Balance at Mar. 31, 2026	$ (30,985,582)		$ 575		$ (30,986,157)
Balance (in Shares) at Mar. 31, 2026			5,750,000